Offerings	Sep. 08, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 5,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.07
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover an indeterminate number of additional shares of common stock, par value $0.001 per share (the “Common Stock”), of SecureTech Innovations, Inc. (the “Registrant”) to be offered or issued from stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price has been estimated solely to calculate the registration fee in accordance with Rule 457(o) under the Securities Act. Includes an option that the Registrant has granted to the underwriters to purchase up to an additional 15% of shares of Common Stock to be issued in the offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to be issued to the underwriter
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No registration fee required pursuant to Rule 457(g).

The Registrant has also agreed to issue to the underwriter warrants to purchase shares of Common Stock representing up to 7.0% of the Common Stock issued in the offering. The underwriter’s warrants are exercisable at a per share exercise price equal to 125% of the public offering price per share of the Common Stock offered by this registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying Warrants to be issued to the underwriter
Maximum Aggregate Offering Price	$ 503,125.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.48